                                                                                                UNITED STATES
                                                                    SECURITIES AND EXCHANGE COMMISSION
                                                                                     WASHINGTON, D.C. 20549

                                                                                                     FORM N-Q

                                                           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                                                          REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code:            9800 FREDERICKSBURG ROAD
                                                                                                          SAN ANTONIO, TX  78288

Name and Address of Agent for Service:                                   CHRISTOPHER P. LAIA
                                                                                                           USAA MUTUAL FUNDS TRUST
                                                                                                           9800 FREDERICKSBURG ROAD
                                                                                                           SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2010

[LOGO OF USAA]
       USAA (R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2010

(Form N-Q)

48471 -0410                                                                                                                                                                                                                                                     ©2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Balanced Strategy Fund
February 28, 2010 (unaudited)

Number of Shares	Security	Market Value (000)

	EQUITY SECURITIES (57.4%)
	COMMON STOCKS (39.5%)
	Consumer Discretionary (4.9%)
	Apparel & Accessories & Luxury Goods (0.1%)
9,900	Coach, Inc.	$361
2,800	Columbia Sportswear Co.	128
29,000	Liz Claiborne, Inc. *	201

		690

	Apparel Retail (0.5%)
6,600	Cato Corp. "A"	129
34,900	Gap, Inc.	750
47,300	Ross Stores, Inc.	2,314

		3,193

	Automotive Retail (0.3%)
33,200	Advance Auto Parts, Inc.	1,355
16,800	Group 1 Automotive, Inc. *	466

		1,821

	Cable & Satellite (0.7%)
2,400	Cablevision Systems Corp. "A"	58
10,900	Comcast Corp. "A" (a)	179
29,400	Scripps Networks Interactive "A"	1,164
51,436	Time Warner Cable, Inc.	2,401

		3,802

	Computer & Electronics Retail (0.0%)
10,700	Rent-A-Center, Inc. *	238

	Consumer Electronics (0.3%)
60,600	Garmin Ltd. (b)	1,936

	Department Stores (0.1%)
30,100	Dillard's, Inc. "A"	508
1,500	Kohl's Corp. *	81
1,600	Nordstrom, Inc.	59

		648

	Distributors (0.1%)
12,200	Genuine Parts Co.	492

	Education Services (0.5%)
166,400	Corinthian Colleges, Inc. *(b)	2,699
3,800	DeVry, Inc.	240

		2,939

	General Merchandise Stores (0.0%)
1,800	Family Dollar Stores, Inc.	59

1  |  USAA Balanced Strategy Fund

Number of Shares	Security	Market Value (000)

	Home Furnishings (0.1%)
16,400	Tempur-Pedic International, Inc. *	$466

	Home Improvement Retail (0.2%)
5,400	Home Depot, Inc.	168
11,200	Sherwin-Williams Co.	710

		878

	Homebuilding (0.0%)
300	NVR, Inc. *	213

	Homefurnishing Retail (0.0%)
7,600	Williams-Sonoma, Inc.	163

	Housewares & Specialties (0.1%)
9,500	American Greetings Corp. "A"	181
6,300	Jarden Corp.	202

		383

	Internet Retail (0.2%)
7,300	Amazon.com, Inc. *	864
1,300	Priceline.com, Inc. *	295

		1,159

	Leisure Products (0.2%)
50,200	Mattel, Inc.	1,104
4,900	Polaris Industries, Inc.	224

		1,328

	Movies & Entertainment (0.1%)
12	AOL, Inc. *	—
600	Madison Square Garden, Inc. "A" *	12
8,700	News Corp. "A"	117
3,934	Time Warner, Inc. (a)	114
2,500	Viacom, Inc. "B" *	74

		317

	Publishing (0.2%)
4,200	Gannett Co., Inc.	64
28,800	McGraw-Hill Companies, Inc.	985

		1,049

	Restaurants (0.9%)
13,100	Dominos Pizza, Inc. *	164
49,500	McDonald's Corp. (a)	3,161
75,100	Starbucks Corp. *	1,720

		5,045

	Specialty Stores (0.3%)
66,200	Barnes & Noble, Inc. (b)	1,329
13,900	Signet Jewelers Ltd. *	400

		1,729

	Total Consumer Discretionary	28,548

	Consumer Staples (4.1%)
	Agricultural Products (0.4%)
73,600	Archer-Daniels-Midland Co.	2,161
3,800	Fresh Del Monte Produce, Inc. *	74

		2,235

	Drug Retail (0.0%)
3,600	Walgreen Co.	127

	Food Distributors (0.2%)
37,600	Sysco Corp.	1,087

Portfolio of Investments  |  2

Number of Shares	Security	Market Value (000)

	Food Retail (0.0%)
2,600	Kroger Co.	$58
3,300	Safeway, Inc.	82

		140

	Household Products (1.1%)
33,600	Colgate-Palmolive Co.	2,787
42,600	Kimberly-Clark Corp.	2,587
20,300	Procter & Gamble Co. (a)	1,285

		6,659

	Hypermarkets & Super Centers (0.1%)
8,600	Wal-Mart Stores, Inc. (a)	465

	Packaged Foods & Meat (0.8%)
65,300	Campbell Soup Co.	2,176
3,600	General Mills, Inc.	259
4,000	Hershey Co.	159
1,400	J.M. Smucker Co.	84
2,000	Kraft Foods, Inc. "A"	57
4,500	Lancaster Colony Corp.	259
4,100	Sanderson Farms, Inc.	201
6,500	Sara Lee Corp.	88
69,100	Tyson Foods, Inc. "A"	1,177

		4,460

	Personal Products (0.6%)
25,700	Estee Lauder Companies, Inc. "A"	1,545
6,600	Herbalife Ltd.	264
34,200	Mead Johnson Nutrition Co.	1,618

		3,427

	Soft Drinks (0.3%)
6,400	Coca-Cola Co.	337
53,500	Coca-Cola Enterprises, Inc.	1,367
3,300	PepsiCo, Inc. (a)	206

		1,910

	Tobacco (0.6%)
27,000	Lorillard, Inc. (a)	1,972
24,300	Philip Morris International, Inc. (a)	1,190
2,100	Reynolds American, Inc.	111

		3,273

	Total Consumer Staples	23,783

	Energy (3.8%)
	Coal & Consumable Fuels (0.0%)
5,000	Peabody Energy Corp.	230

	Integrated Oil & Gas (1.6%)
11,900	Chevron Corp. (a)	860
56,800	ConocoPhillips (a)	2,727
78,600	Exxon Mobil Corp. (a)	5,109
23,900	Marathon Oil Corp.	692
1,200	Occidental Petroleum Corp.	96

		9,484

	Oil & Gas Drilling (0.2%)
5,400	Patterson-UTI Energy, Inc.	83
35,500	Rowan Companies, Inc. *	924

		1,007

	Oil & Gas Equipment & Services (0.7%)
8,800	FMC Technologies, Inc. *	494

3  |  USAA Balanced Strategy Fund

Number of Shares	Security	Market Value (000)

29,500	Helix Energy Solutions Group, Inc. *	$340
1,800	Lufkin Industries, Inc.	131
2,600	National-Oilwell Varco, Inc.	113
11,000	Oceaneering International, Inc. *	665
46,600	Oil States International, Inc. *	2,005
8,000	Schlumberger Ltd.	489

		4,237

	Oil & Gas Exploration & Production (1.1%)
3,700	Anadarko Petroleum Corp.	259
11,800	Berry Petroleum Co. "A"	316
6,100	Cimarex Energy Co.	365
34,900	Devon Energy Corp.	2,403
31,000	Mariner Energy, Inc. *	466
44,600	Newfield Exploration Co. *	2,278
6,000	Quicksilver Resources, Inc. *	89

		6,176

	Oil & Gas Storage & Transportation (0.2%)
5,200	Spectra Energy Corp.	113
2,800	Teekay Corp.	70
29,600	Williams Companies, Inc.	638

		821

	Total Energy	21,955

	Financials (6.0%)
	Asset Management & Custody Banks (0.3%)
4,300	Artio Global Investors, Inc.	105
4,300	Bank of New York Mellon Corp.	123
300	BlackRock, Inc. "A"	66
17,200	Franklin Resources, Inc.	1,749

		2,043

	Consumer Finance (1.0%)
41,700	American Express Co.	1,593
18,400	AmeriCredit Corp. *	409
60,200	Capital One Financial Corp.	2,273
104,100	Discover Financial Services	1,421
3,600	World Acceptance Corp. *	150

		5,846

	Diversified Banks (0.6%)
48,000	Comerica, Inc.	1,732
58,500	Wells Fargo & Co. (a)	1,599

		3,331

	Investment Banking & Brokerage (0.4%)
10,000	Goldman Sachs Group, Inc. (a)	1,563
44,900	Knight Capital Group, Inc. "A" *	725

		2,288

	Life & Health Insurance (0.1%)
7,000	Delphi Financial Group, Inc. "A"	149
2,800	MetLife, Inc.	102
1,800	Prudential Financial, Inc.	95

		346

	Other Diversified Financial Services (1.3%)
286,800	Bank of America Corp. (a)	4,778
65,400	JPMorgan Chase & Co. (a)	2,745

		7,523

	Property & Casualty Insurance (0.4%)
25,100	Allied World Assurance Co. Holdings Ltd.	1,157

Portfolio of Investments  |  4

Number of Shares	Security	Market Value (000)

5,500	Allstate Corp.	$172
3,000	Chubb Corp.	152
4,200	Progressive Corp.	72
21,700	Travelers Companies, Inc.	1,141

		2,694

	Regional Banks (0.8%)
13,425	Commerce Bancshares, Inc.	544
3,300	Community Bank System, Inc.	74
15,200	East West Bancorp, Inc.	266
137,100	Fifth Third Bancorp	1,674
35,100	Fulton Financial Corp.	338
8,400	M&T Bank Corp.	650
92,300	Marshall & Ilsley Corp.	654
1,800	PNC Financial Services Group, Inc.	97
101,100	Regions Financial Corp.	682

		4,979

	Reinsurance (0.3%)
16,000	PartnerRe Ltd.	1,274
12,000	Platinum Underwriters Holdings Ltd.	448

		1,722

	REITs - Diversified (0.1%)
5,062	Vornado Realty Trust	333

	REITs - Industrial (0.0%)
900	AMB Property Corp.	22
9,200	ProLogis	118

		140

	REITs - Mortgage (0.1%)
19,200	Annaly Capital Management, Inc.	353

	REITs - Office (0.1%)
4,300	Boston Properties, Inc.	292
7,600	Digital Realty Trust, Inc.	392

		684

	REITs - Residential (0.1%)
2,063	AvalonBay Communities, Inc.	168
1,100	Camden Property Trust	44
7,300	Equity Residential Properties Trust	263

		475

	REITs - Retail (0.2%)
400	Federal Realty Investment Trust	28
2,900	Kimco Realty Corp.	40
6,300	Regency Centers Corp.	218
10,170	Simon Property Group, Inc.	796

		1,082

	REITs - Specialized (0.1%)
2,200	HCP, Inc.	63
9,800	Healthcare Realty Trust, Inc.	205
8,066	Host Hotels & Resorts, Inc. *	95
2,300	Public Storage	189
3,900	Rayonier, Inc.	162

		714

	Thrifts & Mortgage Finance (0.1%)
12,400	NewAlliance Bancshares, Inc.	148
12,600	People's United Financial, Inc.	199

		347

	Total Financials	34,900

5  |  USAA Balanced Strategy Fund

Number of Shares	Security	Market Value (000)

	Health Care (5.2%)
	Biotechnology (0.6%)
4,500	Amgen, Inc. *	$255
59,800	Gilead Sciences, Inc. *(a)	2,847
43,400	PDL BioPharma, Inc.	304

		3,406

	Health Care Distributors (0.9%)
61,500	AmerisourceBergen Corp.	1,724
37,300	Cardinal Health, Inc.	1,267
36,900	McKesson Corp.	2,183
4,700	Owens & Minor, Inc.	210

		5,384

	Health Care Equipment (0.3%)
14,300	American Medical Systems Holdings, Inc. *	259
1,200	Baxter International, Inc.	68
15,800	Hill-Rom Holdings, Inc.	415
2,200	Hospira, Inc. *	115
900	Intuitive Surgical, Inc. *	312
2,600	Invacare Corp.	71
1,700	Medtronic, Inc.	74
11,500	Sirona Dental Systems, Inc. *	413

		1,727

	Health Care Services (0.6%)
17,100	Amedisys, Inc. *(b)	986
1,400	Chemed Corp.	75
40,800	Medco Health Solutions, Inc. *	2,580

		3,641

	Health Care Supplies (0.0%)
1,700	Cooper Companies, Inc.	68

	Life Sciences Tools & Services (0.1%)
1,200	Dionex Corp. *	82
7,400	Waters Corp. *	441

		523

	Managed Health Care (0.6%)
19,600	Aetna, Inc.	588
82,100	Coventry Health Care, Inc. *	1,903
2,900	Humana, Inc. *	138
17,400	UnitedHealth Group, Inc.	589
1,200	WellPoint, Inc. *	74

		3,292

	Pharmaceuticals (2.1%)
20,900	Abbott Laboratories (a)	1,134
49,200	Eli Lilly and Co. (a)	1,689
11,200	Forest Laboratories, Inc. *	335
40,100	Johnson & Johnson (a)	2,526
29,800	Medicis Pharmaceutical Corp. "A"	670
5,773	Merck & Co., Inc.	213
25,000	Par Pharmaceutical Companies, Inc. *	626
8,900	Perrigo Co.	441
246,200	Pfizer, Inc. (a)	4,321
8,800	Valeant Pharmaceuticals International *	328
1,800	Watson Pharmaceuticals, Inc. *	72

		12,355

	Total Health Care	30,396

Portfolio of Investments  |  6

Number of Shares	Security	Market Value (000)

	Industrials (4.1%)
	Aerospace & Defense (0.8%)
3,200	ITT Corp.	$164
32,000	Lockheed Martin Corp. (a)	2,488
24,500	Northrop Grumman Corp. (a)	1,501
2,200	Raytheon Co.	124
3,200	United Technologies Corp.	220

		4,497

	Air Freight & Logistics (0.5%)
1,600	FedEx Corp.	136
44,000	United Parcel Service, Inc. "B"	2,584

		2,720

	Airlines (0.0%)
6,500	Alaska Air Group, Inc. *	228

	Commercial Printing (0.2%)
3,600	M & F Worldwide Corp. *	117
64,400	R.R. Donnelley & Sons Co.	1,281

		1,398

	Construction & Engineering (0.6%)
66,900	EMCOR Group, Inc. *	1,540
58,300	Shaw Group, Inc. *	2,023

		3,563

	Construction & Farm Machinery & Heavy Trucks (0.4%)
35,200	Oshkosh Corp. *	1,342
48,400	Trinity Industries, Inc.	814

		2,156

	Electrical Components & Equipment (0.1%)
3,800	A. O. Smith Corp.	172
18,200	EnerSys *	415
3,200	Hubbell, Inc. "B"	150

		737

	Industrial Conglomerates (1.0%)
37,100	3M Co.	2,974
37,400	Carlisle Companies, Inc.	1,283
84,400	General Electric Co. (a)	1,355

		5,612

	Industrial Machinery (0.4%)
7,200	Donaldson Co., Inc.	297
5,300	Illinois Tool Works, Inc.	241
2,700	Nordson Corp.	178
54,400	Timken Co. (a)	1,427
2,900	Watts Water Technologies, Inc. "A"	84

		2,227

	Railroads (0.0%)
2,400	Kansas City Southern *	82

	Trucking (0.1%)
17,300	Werner Enterprises, Inc.	386

	Total Industrials	23,606

	Information Technology (7.4%)
	Application Software (0.1%)
5,900	Henry Jack & Associates, Inc.	133

7  |  USAA Balanced Strategy Fund

Number of Shares	Security	Market Value (000)

38,600	TIBCO Software, Inc. *	$354

		487

	Communications Equipment (0.4%)
24,000	Cisco Systems, Inc. *(a)	584
38,000	Harris Corp.	1,719
3,600	InterDigital, Inc. *	92

		2,395

	Computer Hardware (1.8%)
24,000	Apple, Inc. *(a)	4,911
2,700	Hewlett-Packard Co.	137
43,400	International Business Machines Corp. (a)	5,519

		10,567

	Computer Storage & Peripherals (0.5%)
1,800	NetApp, Inc. *	54
48,300	Seagate Technology *	962
52,500	Western Digital Corp. *	2,028

		3,044

	Data Processing & Outsourced Services (0.4%)
2,600	Broadridge Financial Solutions, Inc.	54
25,100	Computer Sciences Corp. *	1,300
14,900	Global Payments, Inc.	638

		1,992

	Electronic Components (0.1%)
40,700	Vishay Intertechnology, Inc. *	417

	Electronic Manufacturing Services (0.3%)
8,400	Benchmark Electronics, Inc. *	166
94,900	Jabil Circuit, Inc.	1,440

		1,606

	Internet Software & Services (0.4%)
4,800	Google, Inc. "A" *(a)	2,529

	IT Consulting & Other Services (0.4%)
5,100	Cognizant Technology Solutions Corp. "A" *	245
113,300	SAIC, Inc. *	2,232

		2,477

	Semiconductors (0.5%)
17,400	Cree, Inc. *	1,180
18,700	Intel Corp. (a)	384
43,400	Marvell Technology Group Ltd. *	838
8,900	Micron Technology, Inc. *	81
4,300	Texas Instruments, Inc.	105
9,900	Volterra Semiconductor Corp. *	216

		2,804

	Systems Software (1.2%)
11,100	Ariba, Inc. *	133
190,100	Microsoft Corp. (a)	5,448
5,600	Oracle Corp.	138
73,100	Symantec Corp. *	1,210

		6,929

	Technology Distributors (1.3%)
86,800	Arrow Electronics, Inc. *(a)	2,449
71,100	Avnet, Inc. *	1,963
79,400	Ingram Micro, Inc. "A" *	1,405

Portfolio of Investments  |  8

Number of Shares	Security	Market Value (000)

45,300	Tech Data Corp. *	$1,941

		7,758

	Total Information Technology	43,005

	Materials (1.9%)
	Diversified Chemicals (0.4%)
2,400	Ashland, Inc.	113
12,300	Cabot Corp.	358
3,900	Eastman Chemical Co.	232
97,900	Huntsman Corp.	1,344

		2,047

	Diversified Metals & Mining (0.2%)
8,000	Freeport-McMoRan Copper & Gold, Inc.	601
3,600	Walter Industries, Inc.	283

		884

	Metal & Glass Containers (0.0%)
1,200	Ball Corp.	65

	Paper Products (0.4%)
81,100	International Paper Co.	1,879
28,400	MeadWestvaco Corp.	651

		2,530

	Specialty Chemicals (0.7%)
28,000	Cytec Industries, Inc.	1,195
23,600	Lubrizol Corp.	1,865
2,900	Nalco Holding Co.	67
1,500	Stepan Co.	71
33,800	W.R. Grace & Co. *	979

		4,177

	Steel (0.2%)
14,200	Reliance Steel & Aluminum Co.	630
21,600	Worthington Industries, Inc.	342

		972

	Total Materials	10,675

	Telecommunication Services (1.0%)
	Integrated Telecommunication Services (0.9%)
160,000	AT&T, Inc. (a)	3,970
49,200	Verizon Communications, Inc. (a)	1,423

		5,393

	Wireless Telecommunication Services (0.1%)
8,800	Telephone & Data Systems, Inc.	275
4,900	U.S. Cellular Corp. *	179

		454

	Total Telecommunication Services	5,847

	Utilities (1.1%)
	Electric Utilities (0.5%)
50,900	Exelon Corp.	2,204
21,600	FirstEnergy Corp.	835

		3,039

	Gas Utilities (0.0%)
1,600	National Fuel Gas Co.	79
5,100	Southwest Gas Corp.	146

		225

9  |  USAA Balanced Strategy Fund

Number of Shares	Security	Market Value (000)

	Independent Power Producers & Energy Traders (0.4%)
36,800	AES Corp. *	$430
19,000	Constellation Energy Group, Inc.	666
10,700	Mirant Corp. *	135
37,900	NRG Energy, Inc. *	828

		2,059

	Multi-Utilities (0.2%)
4,800	Black Hills Corp.	134
2,400	Dominion Resources, Inc.	91
8,900	Integrys Energy Group, Inc.	392
4,800	MDU Resources Group, Inc. (a)	98
12,300	NSTAR	416
4,200	Public Service Enterprise Group, Inc.	125

		1,256

	Total Utilities	6,579

	Total Common Stocks (cost: $205,899)	229,294

Principal Amount $(000)/ Shares

	PREFERRED SECURITIES (1.3%)
	Consumer Staples (0.4%)
	Agricultural Products (0.4%)
30,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual (c)	2,444

	Financials (0.9%)
	Life & Health Insurance (0.5%)
65,000	Delphi Financial Group, Inc., 7.38%, perpetual (b)	1,304
60,000	Delphi Financial Group, Inc., 8.00%	1,495

		2,799

	Reinsurance (0.4%)
1,500	Ram Holdings Ltd., 7.50%, non-cumulative, perpetual *	300
$2,500	Swiss Re Capital I LP, 6.85%, perpetual (c)	2,136

		2,436

	Total Financials	5,235

	Government (0.0%)
	U.S. Government (0.0%)
40,000	Fannie Mae, 8.25%, perpetual *	46
40,000	Freddie Mac, 8.38%, perpetual *	46

	Total Government	92

	Total Preferred Securities (cost: $10,553)	7,771

Number of Shares

	EXCHANGE-TRADED FUNDS (16.6%)
1,267,008	iShares MSCI EAFE Index Fund (a)	66,670

Portfolio of Investments  |  10

Number of Shares	Security				Market Value (000)

268,322	SPDR Trust Series 1					$29,719

	Total Exchange-Traded Funds (cost: $113,124)					96,389

	WARRANTS (0.0%)
	Consumer Discretionary (0.0%)
	Restaurants (0.0%)
1,356	Krispy Kreme Doughnuts, Inc. *(cost: $0)					—

	Total Equity Securities (cost: $329,576)					333,454

Principal Amount (000)	Security	Coupon Rate		Maturity

	BONDS (40.2%)
	CORPORATE OBLIGATIONS (19.5%)
	Consumer Discretionary (0.2%)
	Apparel & Accessories & Luxury Goods (0.2%)
$1,024	Kellwood Co. (d)	7.88%		7/15/2011		696
1,000	Kellwood Co.	7.63		10/15/2017		498

	Total Consumer Discretionary					1,194

	Consumer Staples (0.5%)
	Drug Retail (0.5%)
3,000	CVS Caremark Corp.	6.30		6/01/2037		2,746

	Energy (0.7%)
	Oil & Gas Storage & Transportation (0.7%)
3,059	Enbridge Energy Partners, LP	8.05		10/01/2037		3,025
1,000	Enterprise Products Operating, LP	7.00		6/01/2067		908

	Total Energy					3,933

	Financials (14.9%)
	Consumer Finance (0.5%)
1,000	American Express Co.	6.80		9/01/2066		948
2,000	Capital One Financial Corp.	7.69		8/15/2036		1,882

						2,830

	Diversified Banks (1.7%)
1,800	Comerica Capital Trust II	6.58		2/20/2037		1,508
1,000	Emigrant Bancorp, Inc. (c)	6.25		6/15/2014		763
2,500	First Tennessee Bank, N.A.	5.65		4/01/2016		2,308
1,000	USB Capital IX	6.19		-	(e)	835
2,000	USB Realty Corp. (c)	6.09		-	(e)	1,547
2,500	Wachovia Capital Trust III	5.80	(f)	-	(e)	2,037
1,000	Wells Fargo Capital XIII	7.70		-	(e)	990

						9,988

	Diversified Real Estate Activities (0.3%)
1,500	Brookfield Asset Management, Inc. (a)	7.13		6/15/2012		1,600

11  |  USAA Balanced Strategy Fund

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)

	Investment Banking & Brokerage (0.6%)
$1,000	First Republic Bank Corp.	7.75%		9/15/2012		$1,068
3,000	Goldman Sachs Capital II	5.79		-	(e)	2,407

						3,475

	Life & Health Insurance (2.4%)
1,000	Great-West Life & Annuity Insurance Co. (c)	7.15		5/16/2046		910
3,500	Lincoln National Corp.	7.00		5/17/2066		3,023
1,000	MetLife Capital Trust X (c)	9.25		4/08/2038		1,120
1,000	MetLife, Inc.	10.75		8/01/2069		1,235
4,000	Nationwide Mutual Insurance Co. (c)	5.81		12/15/2024		3,295
2,000	Prudential Financial, Inc.	8.88		6/15/2038		2,168
3,000	StanCorp Financial Group, Inc. (a)	6.90		6/01/2067		2,447

						14,198

	Multi-Line Insurance (1.4%)
3,500	Genworth Financial, Inc.	6.15		11/15/2066		2,450
4,000	Glen Meadow (c)	6.51		2/12/2067		3,135
3,000	Oil Insurance Ltd. (c)	7.56		-	(e)	2,542

						8,127

	Other Diversified Financial Services (0.7%)
2,000	General Electric Capital Corp.	6.38		11/15/2067		1,793
2,964	ILFC E-Capital Trust I (c)	5.90		12/21/2065		1,571
2,000	ILFC E-Capital Trust II (c)	6.25		12/21/2065		1,070

						4,434

	Property & Casualty Insurance (1.7%)
2,000	Allstate Corp.	6.13		5/15/2037		1,880
1,500	Fund American Companies, Inc. (a)	5.88		5/15/2013		1,543
3,000	Progressive Corp.	6.70		6/15/2037		2,791
1,000	RLI Corp. (a)	5.95		1/15/2014		1,024
2,500	Travelers Companies, Inc.	6.25		3/15/2037		2,385

						9,623

	Regional Banks (3.5%)
1,000	City National Capital Trust I	9.63		2/01/2040		1,093
1,000	Cullen/Frost Bankers, Inc. (a)	5.75		2/15/2017		944
3,500	Fifth Third Capital Trust IV	6.50		4/15/2037		2,817
500	First Empire Capital Trust I	8.23		2/01/2027		462
2,000	Fulton Capital Trust I	6.29		2/01/2036		1,282
4,000	Huntington Capital III	6.65		5/15/2037		2,550
3,000	Manufacturers & Traders Trust Co.	5.63		12/01/2021		2,771
1,000	National City Preferred Capital Trust I	12.00		-	(e)	1,141
2,000	PNC Preferred Funding Trust (c)	6.52		-	(e)	1,610
2,000	Regions Financing Trust II	6.63		5/15/2047		1,418
1,000	Susquehanna Bancshares, Inc.	2.07	(f)	5/01/2014		751
1,000	TCF National Bank	5.50		2/01/2016		953
3,500	Webster Capital Trust IV	7.65		6/15/2037		2,275

						20,067

	REITs - Industrial (0.2%)
1,500	ProLogis (a)	2.25		4/01/2037		1,419

	REITs - Office (0.2%)
1,000	Brandywine Operating Partnership, LP	5.70		5/01/2017		943

	REITs - Retail (1.3%)
2,000	Developers Diversified Realty Corp.	5.38		10/15/2012		1,975
3,000	New Plan Excel Realty Trust, Inc. (a)	5.13		9/15/2012		2,663
1,000	New Plan Excel Realty Trust, Inc., acquired 2/20/2009; cost $340(g)	7.68		11/02/2026		783
2,000	Pan Pacific Retail Properties, Inc. (a)	7.95		4/15/2011		2,071

						7,492

Portfolio of Investments  |  12

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)

	REITs - Specialized (0.4%)
$1,000	Hospitality Properties Trust	5.13%		2/15/2015		$962
1,500	Ventas Realty, LP	6.75		4/01/2017		1,508

						2,470

	Specialized Finance (0.0%)
1,000	Security Capital Assurance Ltd. (h)	6.88		-	(e)	—

	Total Financials					86,666

	Industrials (0.2%)
	Airlines (0.2%)
128	Airplanes Pass-Through Trust	0.61	(f)	3/15/2019		120
1,149	America West Airlines, Inc. Pass-Through Trust (INS)	7.93		1/02/2019		1,060

	Total Industrials					1,180

	Utilities (3.0%)
	Electric Utilities (1.5%)
1,040	Cedar Brakes II, LLC (c)	9.88		9/01/2013		1,068
1,000	FPL Group Capital, Inc.	6.35		10/01/2066		921
1,000	FPL Group Capital, Inc.	6.65		6/15/2067		931
617	Oglethorpe Power Corp. (a)	6.97		6/30/2011		621
2,872	PPL Capital Funding, Inc.	6.70		3/30/2067		2,488
1,000	Texas Competitive Electric Holding Co., LLC (i),(j)	3.25		10/10/2014		808
1,000	Texas Competitive Electric Holding Co., LLC (i),(j)	3.73		10/10/2014		805
1,000	West Penn Power Co.	6.63		4/15/2012		1,084

						8,726

	Gas Utilities (0.2%)
1,000	Southern Union Co.	7.20		11/01/2066		902

	Multi-Utilities (1.3%)
2,500	Dominion Resources, Inc.	7.50		6/30/2066		2,478
3,042	Integrys Energy Group, Inc.	6.11		12/01/2066		2,650
1,325	Puget Sound Energy, Inc.	6.97		6/01/2067		1,181
1,500	Wisconsin Energy Corp.	6.25		5/15/2067		1,386

						7,695

	Total Utilities					17,323

	Total Corporate Obligations(cost: $99,124)					113,042

	EURODOLLAR AND YANKEE OBLIGATIONS (4.3%)
	Energy (0.6%)
	Integrated Oil & Gas (0.5%)
200	PEMEX Finance Ltd.	8.88		11/15/2010		208
2,500	Trans-Canada Pipelines Ltd. (a)	6.35		5/15/2067		2,353

						2,561

	Oil & Gas Drilling (0.1%)
717	Delek & Avner-Yam Tethys Ltd. (c)	5.33		8/01/2013		733

	Total Energy					3,294

	Financials (3.4%)
	Diversified Banks (1.1%)
2,500	Barclays Bank plc (c)	8.55		-	(e)	2,462
2,000	BayernLB Capital Trust I	6.20		-	(e)	870
2,043	BOI Capital Funding Number 2, LP (c),(k)	5.57		-	(e)	1,185

13  |  USAA Balanced Strategy Fund

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)

$1,000	BOI Capital Funding Number 3, LP (c),(k)	6.11%		-	(e)	$580
1,000	Landsbanki Islands hf, acquired 10/12/2007; cost $1,000(c),(g),(l)	7.43		-	(e)	3
2,000	Royal Bank of Scotland Group plc	7.64		-	(e)	1,240

						6,340

	Diversified Capital Markets (0.5%)
3,000	UBS Preferred Funding Trust I	8.62	(f)	-	(e)	2,909

	Multi-Line Insurance (0.4%)
2,625	ING Capital Funding Trust III	8.44		-	(e)	2,389

	Other Diversified Financial Services (0.2%)
1,000	ZFS Finance USA Trust II (c)	6.45		12/15/2065		910

	Property & Casualty Insurance (0.2%)
1,000	Allied World Assurance Holdings Ltd.	7.50		8/01/2016		1,089

	Regional Banks (0.3%)
2,000	Glitnir Banki hf, acquired 9/11/06 and 10/18/06; cost $2,034(c),(g),(l)	7.45		-	(e)	5
2,000	Unicredito Italiano Capital Trust II (c)	9.20		-	(e)	1,980

						1,985

	Reinsurance (0.5%)
1,500	Max USA Holdings Ltd. (c)	7.20		4/14/2017		1,567
1,500	Platinum Underwriters Finance, Inc. (a)	7.50		6/01/2017		1,593

						3,160

	Specialized Finance (0.2%)
1,000	QBE Insurance Group Ltd. (c)	5.65		7/01/2023		916

	Total Financials					19,698

	Materials (0.3%)
	Diversified Metals & Mining (0.3%)
1,000	Glencore Finance S.A.	8.00		-	(e)	972
1,000	Glencore Funding, LLC (c)	6.00		4/15/2014		1,039

	Total Materials					2,011

	Total Eurodollar and Yankee Obligations(cost: $26,729)					25,003

	ASSET-BACKED SECURITIES (4.5%)
	Financials (4.5%)
	Asset-Backed Financing (4.5%)
188	Aerco Ltd. (c)	0.75		7/15/2025		176
1,500	AESOP Funding II, LLC (c)	9.31		10/20/2013		1,693
1,000	American Express Credit Account Master Trust (c)	0.50	(f)	9/15/2014		978
1,000	American Express Credit Account Master Trust (c)	0.58		9/15/2016		953
201	AmeriCredit Automobile Receivables Trust	1.98	(f)	1/12/2012		201
1,000	AmeriCredit Automobile Receivables Trust	6.96		10/14/2014		1,068
1,000	Bank One Issuance Trust	4.77		2/16/2016		1,038
2,000	Bank One Issuance Trust	1.03	(f)	2/15/2017		1,904
381	Capital One Auto Finance Trust (INS)	4.71		6/15/2012		382
822	Capital One Auto Finance Trust	0.26	(f)	5/15/2013		816
2,290	Capital One Multi-Asset Execution Trust (a)	6.00		8/15/2013		2,344
1,000	Citibank Credit Card Issuance Trust	6.30		6/20/2014		1,062
1,220	CPS Auto Receivables Trust (INS)(a)	6.48		7/15/2013		1,261
1,500	Credit Acceptance Auto Loan Trust (c)	5.68		5/15/2017		1,532
1,000	Detroit Edison Securitization Funding, LLC (a)	6.42		3/01/2015		1,114
1,000	GE Equipment Midticket, LLC	0.55	(f)	9/15/2017		907
1,000	Hertz Vehicle Financing, LLC (c)	5.08		11/25/2011		1,020

Portfolio of Investments  |  14

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)

$575	HSBC Automotive Trust	4.94%		11/19/2012	$577
830	Huntington Auto Trust (c)	4.81		4/16/2012	851
1,000	MBNA Master Credit Card Note Trust	6.80		7/15/2014	1,067
950	Prestige Auto Receivables Trust "A" (c)	5.67		4/15/2017	950
1,500	Rental Car Finance Corp. (c)	0.37		7/25/2013	1,350
924	SLM Student Loan Trust	0.80	(f)	10/25/2038	805
1,500	Triad Automobile Receivables Owners Trust (a)	5.43		7/14/2014	1,570
342	USXL Funding, LLC (INS)(c)	5.38		4/15/2014	343

Total Financials					25,962

	Total Asset-Backed Securities(cost: $23,130)				25,962

	COMMERCIAL MORTGAGE SECURITIES (9.6%)
	Financials (9.6%)
	Commercial Mortgage-Backed Securities (9.6%)
446	Banc of America Commercial Mortgage, Inc.	7.20		9/15/2032	447
1,000	Banc of America Commercial Mortgage, Inc.	5.12		11/10/2042	588
1,205	Banc of America Commercial Mortgage, Inc.	4.95		7/10/2043	947
3,000	Banc of America Commercial Mortgage, Inc.	5.81		7/10/2044	2,350
2,000	Banc of America Commercial Mortgage, Inc.	5.77		5/10/2045	1,733
2,700	Banc of America Commercial Mortgage, Inc.	5.46		9/10/2045	1,793
2,643	Banc of America Commercial Mortgage, Inc. (m)	5.18		10/10/2045	2,437
1,000	Banc of America Commercial Mortgage, Inc.	5.68		7/10/2046	873
2,429	Banc of America Commercial Mortgage, Inc. (a)	5.18		9/10/2047	2,216
2,000	BCRR Trust (c)	5.86		7/17/2040	1,461
240	Bear Stearns Commercial Mortgage Securities, Inc.	4.00		3/13/2040	243
1,000	Bear Stearns Commercial Mortgage Securities, Inc.	5.69		6/11/2050	947
1,000	Citigroup Commercial Mortgage Trust	5.22		7/15/2044	786
2,000	Citigroup Commercial Mortgage Trust	6.10		12/10/2049	1,559
3,000	Commercial Mortgage Loan Trust (a)	6.02		12/10/2049	2,198
1,000	Commerical Mortgage	5.54		2/11/2017	676
1,000	Credit Suisse Commercial Mortgage Trust	5.83		6/15/2038	938
3,000	Credit Suisse Commercial Mortgage Trust	6.22		2/15/2041	2,664
1,000	Credit Suisse First Boston Mortgage Securities Corp.	5.10		8/15/2038	803
157	Credit Suisse First Boston Mortgage Securities Corp.	7.17		5/17/2040	159
97	Credit Suisse First Boston Mortgage Securities Corp.	7.55		4/15/2062	98
1,617	G-Force, LLC (c)	5.16		12/27/2039	1,582
1,000	GE Capital Commercial Mortgage Corp. (a)	6.07		6/10/2038	1,020
1,000	GE Capital Commercial Mortgage Corp.	5.34		11/10/2045	505
1,000	GE Capital Commercial Mortgage Corp.	5.61		12/10/2049	617
1,000	GMAC Commercial Mortgage Securities, Inc.	4.75		5/10/2043	888
1,000	GMAC Commercial Mortgage Securities, Inc. (a)	4.81		5/10/2043	786
227	Government Lease Trust (c)	6.48		5/18/2011	233
1,000	GS Mortgage Securities Corp. II (a)	4.78		7/10/2039	781
1,000	J P Morgan Chase Commercial Mortgage Securities Corp.	5.33		12/15/2044	659
1,000	J.P. Morgan Chase Commercial Mortgage Securities Corp. (a)	4.82		9/12/2037	1,012
1,000	J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.99		9/12/2037	772
1,500	J.P. Morgan Chase Commercial Mortgage Securities Corp. (a)	5.81		6/12/2043	1,531
1,000	J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.33		12/15/2044	599
1,500	Merrill Lynch Mortgage Trust	5.23		11/12/2037	1,320
1,000	Merrill Lynch Mortgage Trust	5.83		6/12/2050	917
2,000	Merrill Lynch Mortgage Trust	5.69		2/12/2051	1,855

15  |  USAA Balanced Strategy Fund

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)

$2,000	ML-CFC Commercial Mortgage Trust	5.38%	8/12/2048	$1,645
1,000	ML-CFC Commercial Mortgage Trust	5.42	8/12/2048	647
1,500	ML-CFC Commercial Mortgage Trust	5.96	8/12/2049	1,193
1,500	ML-CFC Commercial Mortgage Trust	5.70	9/12/2049	1,375
878	Morgan Stanley Capital I, Inc.	5.15	8/13/2042	581
723	Morgan Stanley Capital I, Inc.	5.17	8/13/2042	458
2,000	Morgan Stanley Capital I, Inc.	5.81	12/12/2049	1,884
2,000	Morgan Stanley Capital I, Inc.	4.77	7/15/2056	1,606
1,500	Mortgage Capital Funding, Inc. (a)	7.08	6/18/2030	1,493
2,000	Prudential Mortgage Capital Funding, LLC (a)	6.76	5/10/2034	2,072
2,000	Wachovia Bank Commercial Mortgage Trust	5.42	1/15/2045	1,982

	Total Financials			55,929

	Total Commercial Mortgage Securities(cost: $49,253)			55,929

	U.S. GOVERNMENT AGENCY ISSUES (0.0%)(n)
	Interest-Only Commercial Mortgage-Backed Securities (0.0%)
1,976	Government National Mortgage Assn. (cost: $13)	1.75	7/16/2010	24

	U.S. TREASURY SECURITIES (1.8%)
	Inflation-Indexed Notes (0.9%)
2,498	2.13%, 2/15/2040			2,503
2,515	2.50%, 1/15/2029			2,674

	Total Inflation-Indexed Notes			5,177

	Notes (0.9%)
2,500	3.63%, 2/15/2020			2,507
200	1.00%, 7/31/2011			202
2,500	3.38%, 11/15/2019			2,457

	Total Notes			5,166

	Total U.S. Treasury Securities(cost: $10,252)			10,343

	MUNICIPAL BONDS (0.5%)
	Casinos & Gaming (0.4%)
2,000	Mashantucket (Western) Pequot Tribe, acquired 7/29/2005; cost $5,000 (c),(g)	5.91	9/01/2021	1,128
1,020	Seneca Nation of Indians Capital Improvements Auth.	6.75	12/01/2013	968

				2,096

	Special Assessment/Tax/Fee (0.1%)
855	Erie County Tobacco Asset Securitization Corp.	6.00	6/01/2028	715

	Total Municipal Bonds(cost: $3,847)			2,811

	Total Bonds (cost: $212,348)			233,114

Portfolio of Investments  |  16

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)

	MONEY MARKET INSTRUMENTS (2.4%)
	COMMERCIAL PAPER (1.2%)
	Consumer Discretionary (1.2%)
	Household Appliances (1.2%)
$6,833	Black & Decker Corp. (c),(o)	0.50%	3/01/2010	$6,833

	U.S. TREASURY BILLS (0.1%)
741	1.01%, 3/18/2010 (p),(q)			741

Number of Shares

	MONEY MARKET FUNDS (1.1%)
6,347,894	State Street Institutional Liquid Reserve Fund, 0.12% (s),(q)			6,348

	Total Money Market Instruments (cost: $13,922)			13,922

Principal Amount (000)

	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.2%)
	REPURCHASE AGREEMENTS (0.1%)
$300	Credit Suisse First Boston LLC, 0.11%, acquired on 2/26/2010 and due 3/01/2010 at $300 (collateralized by $310 of U.S. Treasury, 0.13%(r), due 6/03/2010; market value $310)			300
500	Deutsche Bank Securities, Inc., 0.11%, acquired on 2/26/2010 and due 3/01/2010 at $500 (collateralized by $500 of Fannie Mac(n),(+), 2.50%, due 4/23/2014; market value $511)			500

	Total Repurchase Agreements			800

17  |  USAA Balanced Strategy Fund

Number of Shares	Security			Market Value (000)

	MONEY MARKET FUNDS (1.1%)
6,272,243	BlackRock Liquidity Funds TempFund Portfolio, 0.10% (s)			6,272

	Total Short-term Investments Purchased With Cash Collateral From Securities Loaned (cost: $7,072)			7,072

	Total Investments (cost: $562,918)			$587,562

Number of Contracts

	PURCHASED OPTIONS (0.0%)
297	Put - Russell 2000 Index expiring March 20, 2010 at 550			$23
899	Put - S&P 500 Index expiring March 20, 2010 at 1,025			252

	Total Purchased Options (cost: $1,630)			$275

	WRITTEN OPTIONS (0.1%)
(297)	Call - Russell 2000 Index expiring March 20, 2010 at 640			(177)
(45)	Call - S&P 500 Index expiring March 20, 2010 at 1,130			(265)
(20)	Call - S&P 500 Index expiring March 20, 2010 at 1,135			(92)
(297)	Put - Russell 2000 Index expiring March 20, 2010 at 480			(2)

	Total Written Options (premiums received: $485)			$(536)

Number of Contracts Long/(Short)	Security	Expiration Date	Contract Value (000)	Unrealized Appreciation/ (Depreciation) (000)

	FUTURES (0.8%)
48	Russell 2000 Mini Index	3/19/2010	$ 3,014	$69
26	S&P 500 E Mini Index	3/19/2010	1,434	(2)

	Total Futures $4,448			$67

Portfolio of Investments  |  18

($ in 000s)	VALUATION HIERARCHY

Assets	(LEVEL 1) Quoted Prices in Active Markets for Identical Assets	(LEVEL 2) Other Significant Observable Inputs	(LEVEL 3) Significant Unobservable Inputs	Total
EQUITY SECURITIES:
COMMON STOCKS	$229,294	$—	$—	$229,294
PREFERRED SECURITIES	1,541	6,230	—	7,771
EXCHANGE-TRADED FUNDS	96,389	—	—	96,389
WARRANTS	—	—	—	—
BONDS:
CORPORATE OBLIGATIONS	—	113,042	—	113,042
EURODOLLAR AND YANKEE OBLIGATIONS	—	25,003	—	25,003
ASSET-BACKED SECURITIES	—	25,962	—	25,962
COMMERCIAL MORTGAGE SECURITIES	—	55,929	—	55,929
U.S. GOVERNMENT AGENCY ISSUES	—	24	—	24
U.S. TREASURY SECURITIES	7,669	2,674	—	10,343
MUNICIPAL BONDS	—	2,811	—	2,811
MONEY MARKET INSTRUMENTS:
COMMERCIAL PAPER	—	6,833	—	6,833
U.S. TREASURY BILLS	—	741	—	741
MONEY MARKET FUNDS	6,348	—	—	6,348
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED:
REPURCHASE AGREEMENTS	—	800	—	800
MONEY MARKET FUNDS	6,272	—	—	6,272
PURCHASED OPTIONS	275	—	—	275
FUTURES	67	—	—	67
Total	$344,855	$240,049	$—	$584,904

Liabilities	(LEVEL 1) Quoted Prices in Active Markets for Identical Liabilities	(LEVEL 2) Other Significant Observable Inputs	(LEVEL 3) Significant Unobservable Inputs	Total
WRITTEN OPTIONS	$(536)	$—	$—	$(536)
Total	$(536)	$—	$—	$(536)

19  |  USAA Balanced Strategy Fund

NOTES TO PORTFOLIO
OF INVESTMENTS

February 28, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not be reflected in the value of the Fund’s foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund’s subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund’s foreign securities. The Fund’s subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund’s foreign securities.  If the Manager determines that a particular event would materially affect the value of the Fund’s foreign securities, then the Manager, under valuation procedures approved by the Trust’s Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

20  |  USAA Balanced Strategy Fund

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

5. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

6. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

7. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

8. Repurchase agreements are valued at cost, which approximates market value.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund’s subadvisers, if applicable, under valuation procedures approved by the Trust’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

21  |  USAA Balanced Strategy Fund

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Futures contracts - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies.  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.  Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. Option transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period.  Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period.  The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss.  If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid.  If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid.  The risk associated with purchasing a call or put option is limited to the premium paid.

Portfolio of Investments  |  22

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received.  The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund’s volatility over time, the Fund may implement a strategy that involves writing (selling) index call or corresponding ETF options and purchasing index put or corresponding ETF options or index put spread options against a highly correlated stock portfolio.  The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments.  This strategy may not fully protect the Fund against declines in the portfolio’s value, and the Fund could experience a loss.  Options on securities indexes or corresponding ETF options are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date.  If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

E. Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement.  Repurchase agreements are subject to credit risk, and the Fund’s Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. Lending of portfolio securities - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business

23  |  USAA Balanced Strategy Fund

day’s ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.  The aggregate fair market value of the loaned portion of these securities as of February 28, 2010, was approximately $5,948,000.

H. Subsequent events – Events or transactions that occur after the quarterly report date, but before the quarterly report is issued, and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

I. New accounting pronouncement – In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3).  It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value.  The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  The Manager is in the process of evaluating the impact of this guidance on the Fund’s financial statement disclosures.

J. As of February 28, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2010, were $58,670,000 and $35,381,000, respectively, resulting in net unrealized appreciation of $23,289,000.

K. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $580,705,000 at February 28, 2010, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.  Investments in foreign securities were 17.2% of net assets at February 28, 2010.

L. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

Portfolio of Investments  |  24

CATEGORIES AND DEFINITIONS

Asset-backed and commercial mortgage-backed securities - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Eurodollar and Yankee obligations - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions.  Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Interest-only commercial mortgage-backed securities (CMBS IOs) – represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans.   The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period.  The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

Warrants - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

iShares
Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

REIT	Real estate investment trust
SPDR
Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor’s Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

25  |  USAA Balanced Strategy Fund

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.  The enhancements do not guarantee the market values of the securities.

(INS)
Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Municipal Corp., or Federal Deposit Insurance Corp.  Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a)	At February 28, 2010, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(b)	The security or a portion thereof was out on loan as of February 28, 2010.
(c)
Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)
Pay-in-kind (PIK) – security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2010.
(g)
Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2010, was $1,919,000, which represented 0.3% of the Fund’s net assets.

(h)	Security was fair valued at February 28, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(i)
Senior loan (loan) - is not registered under the Securities Act of 1933.  The loan contains certain restrictions on resale and cannot be sold publicly.  The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2010.  The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.  Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(j)	At February 28, 2010, the aggregate market value of securities purchased on a when-issued basis was $1,613,000.
(k)	Security is currently trading without accrued interest.
(l)	Currently the issuer is in default with respect to interest and/or principal payments.

Portfolio of Investments  |  26

(m)	At February 28, 2010, a portion of this security was segregated to cover delayed-delivery and/or when-issued purchases.
(n)
U.S. government agency issues – mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(o)
Commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(p)	Security with a value of $741,000 is segregated as collateral for initial margin requirements on open futures contracts.
(q)	Security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2010, as shown in the following table:
(r)	Zero-coupon security. Rate represents the effective yield at the date of purchase.
(s)	Rate represents the money market fund annualized seven-day yield at February 28, 2010.
*	Non-income-producing security.

27  |  USAA Balanced Strategy Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    04/29/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/29/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/29/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.